UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Occidental Petroleum Corporation
Address:       10889 Wilshire Boulevard
               Los Angeles, California 90024

Form 13F File Number:  28-10313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Pineci
          Vice President, Controller and Principal Accounting Officer Occidental Petroleum Corporation
Phone:    (310) 208-8800

Signature, Place, and Date of Signing:

     /s/ ROY PINECI                 Los Angeles, California    February 10, 2011
     ---------------------------    -----------------------    -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    4
Form 13F Information Table Entry Total:              37
Form 13F Information Table Value Total:        $116,021
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       13F File Number     Name

      1           28-13910         Phibro Trading LLC
      2           28-13909         Oxy Energy Services Inc.
      3           28-13908         Occidental Petroleum Investment Co.
      4           28-12381         Phibro LLC





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                                                      FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ----------------  --------------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR SH/ PUT/    INVESTMENT      OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION     MANAGER   SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ------- --- ----  --------------  --------  ------ ------ ------
ALCOA INC                     COM             013817101       646    42000 SH        SHARED-DEFINED  1,2,3             42000
ANADARKO PETE CORP            COM             032511107      2569    33728 SH        SHARED-DEFINED  1,2,3             33728
APACHE CORP                   COM             037411105      2202    18472 SH        SHARED-DEFINED  1,2,3             18472
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104       133     3500 SH        SHARED-DEFINED  1,2,3              3500
BRIGHAM EXPLORATION CO        COM             109178103       499    18330 SH        SHARED-DEFINED  1,2,3             18330
CANADIAN NAT RES LTD          COM             136385101      2633    59286 SH        SHARED-DEFINED  1,2,3             59286
CENTURY ALUM CO               COM             156431108       217    14000 SH        SHARED-DEFINED  1,2,3             14000
CHESAPEAKE ENERGY CORP        COM             165167107      1252    48340 SH        SHARED-DEFINED  1,2,3             48340
CHEVRON CORP NEW              COM             166764100      4397    48185 SH        SHARED-DEFINED  1,2,3             48185
CIMAREX ENERGY CO             COM             171798101       833     9405 SH        SHARED-DEFINED  1,2,3              9405
CME GROUP INC                 COM             12572Q105      1930     6000 SH        SHARED-DEFINED  1,2,3              6000
CONOCOPHILLIPS                COM             20825C104      3672    53927 SH        SHARED-DEFINED  1,2,3             53927
CONTINENTAL RESOURCES INC     COM             212015101       768    13051 SH        SHARED-DEFINED  1,2,3             13051
CORE LABORATORIES N V         COM             N22717107      2627    29496 SH        SHARED-DEFINED  1,2,3             29496
COSAN LTD                     SHS A           G25343107       245    18000 SH        SHARED-DEFINED  1,2,3             18000
DEVON ENERGY CORP NEW         COM             25179M103      4251    54148 SH        SHARED-DEFINED  1,2,3             54148
EXXON MOBIL CORP              COM             30231G102      1965    26869 SH        SHARED-DEFINED  1,2,3             26869
FREEPORT-MCMORAN COPPER & GO  COM             35671D857      1645    13700 SH        SHARED-DEFINED  1,2,3             13700
GERDAU S A                    SPONSORED ADR   373737105       196    14000 SH        SHARED-DEFINED  1,2,3             14000
HALLIBURTON CO                COM             406216101      5713   139922 SH        SHARED-DEFINED  1,2,3            139922
INTERCONTINENTALEXCHANGE INC  COM             45865V100       377     3162 SH        SHARED-DEFINED  1,2,3              3162
MARATHON OIL CORP             COM             565849106       173     4664 SH        SHARED-DEFINED  1,2,3              4664
MURPHY OIL CORP               COM             626717102      4594    61622 SH        SHARED-DEFINED  1,2,3             61622
NATIONAL OILWELL VARCO INC    COM             637071101      5125    76210 SH        SHARED-DEFINED  1,2,3             76210
NOBLE ENERGY INC              COM             655044105       710     8250 SH        SHARED-DEFINED  1,2,3              8250
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408      1968    52001 SH        SHARED-DEFINED  1,2,3             52001
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206      4591    68747 SH        SHARED-DEFINED  1,2,3             68747
SCHLUMBERGER LTD              COM             806857108      5866    70247 SH        SHARED-DEFINED  1,2,3             70247
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     31380   459775 SH        SHARED-DEFINED  1,2,3            459775
SPDR SERIES TRUST             S&P OILGAS EXP  78464A730      7331   138977 SH        SHARED-DEFINED  1,2,3            138977
SUNCOR ENERGY INC NEW         COM             867224107      1702    44438 SH        SHARED-DEFINED  1,2,3             44438
TENARIS S A                   SPONSORED ADR   88031M109       735    15000 SH        SHARED-DEFINED  1,2,3             15000
TETRA TECHNOLOGIES INC DEL    COM             88162F105       390    32835 SH        SHARED-DEFINED  1,2,3             32835
UNITED STATES OIL FUND LP     UNITS           91232N108      9750   250000 SH        SHARED-DEFINED  1,2,3            250000
UNITED STATES STL CORP NEW    COM             912909108       292     5000 SH        SHARED-DEFINED  1,2,3              5000
VALE S A                      ADR             91912E105       346    10000 SH        SHARED-DEFINED  1,2,3             10000
WHITING PETE CORP NEW         COM             966387102      2298    19606 SH        SHARED-DEFINED  1,2,3             19606
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